Share-based Compensation - Schedule of Shares Issued Under 2013 EIP (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payments	$ 5,843	$ 6,506	$ 11,884
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested under the 2013 EIP		168,641	261,984
Share-based payments		$ 220	$ 1,006